Investment Objectives and Goals - Realty Shares	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Cohen & Steers Realty Shares, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Cohen & Steers Realty Shares, Inc. (the “Fund”) is total return through investment in real estate securities.